Goodwill (Details) - CNY (¥) ¥ in Thousands	Jan. 02, 2018	Aug. 01, 2016	Feb. 11, 2015
Kuaidi
Goodwill
Intangible assets recognized on acquisition date			¥ 1,770,093
Kuaidi | China Mobility
Goodwill
Percentage of equity acquired			100.00%
Goodwill recognized on acquisition date			¥ 8,383,084
Uber China
Goodwill
Intangible assets recognized on acquisition date		¥ 11,633,403
Uber China | China Mobility
Goodwill
Percentage of equity acquired		100.00%
Goodwill recognized on acquisition date		¥ 37,900,795
Ninety Nine Taxis | International
Goodwill
Goodwill recognized on acquisition date	¥ 4,297,053
Intangible assets recognized on acquisition date	¥ 983,992